LEASES (Details - Operating right-of-use assets and related lease liabilities)	9 Months Ended
Sep. 30, 2021 USD ($)
Leases [Abstract]
Cash paid for operating lease liabilities	$ 277,994
Weighted-average remaining lease term (in years)	1 year 8 months 12 days
Weighted-average discount rate	10.00%
Minimum future lease payments	$ 453,889